Income Tax Expense - Summary of Income Tax Recognized in Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Relating To Components Of Other Comprehensive Income [Abstract]
Foreign currency translation differences, Before tax	$ 21,182	$ 17,476	[1]
Defined benefit plan remeasurement gains (losses), Before tax	(2,204)	(1,649)
Employee benefit, Before tax	(14)	45
Gain (loss) on net investment hedge, Before tax	(2,317)	14,031
Loss on cash flow hedge, Before tax	(488)	(10,007)
Change in fair value of investment in equity securities, Before tax		5,039
Reclassification to retained earnings of accumulated unrealized loss on investment in equity securities, Before tax		(3,936)
Income tax recognized in other comprehensive income, before tax	16,159	20,999
Defined benefit plan remeasurement gains (losses), Tax (expenses) benefit	(581)	(421)
Employee benefit, Tax (expenses) benefit	(4)	14
Gain (loss) on net investment hedge, Tax (Benefit) expenses	(307)	1,873
Loss on cash flow hedge,Tax (expenses) benefit	(1)	(2,613)
Change in fair value of investment in equity securities, Tax (benefit) expenses		679
Reclassification to retained earnings of accumulated unrealized loss on investment in equity securities,Tax (expenses) benefit		(546)
Income tax recognized in other comprehensive income, Tax (expense) benefit	(893)	(1,014)
Foreign currency translation differences net of tax	21,182	17,476
Defined benefit plan remeasurement gains (losses) net of tax	(1,623)	(1,228)
Employee benefit net of tax	10	(32)
Gain (loss) on net investment hedge net of tax	(2,010)	12,158
Loss on cash flow hedge net of tax	(487)	(7,394)
Change in fair value of investment in equity securities net of tax		4,360
Reclassification to retained earnings of accumulated unrealized loss on investment in equity securities net of tax		(3,390)
Other comprehensive income for the year, net of tax	$ 17,052	$ 22,014	[1]

[1]	Recasted for change in presentation currency (see note 2c))